Acquisitions (Details) - Schedule of value the total consideration	12 Months Ended
Dec. 31, 2021 USD ($)
Acquisition of DSO [Member]
Acquisitions (Details) - Schedule of value the total consideration [Line Items]
Cash issued	$ 6,000,000
Debt issued	6,000,000
Total consideration	12,000,000
Acquisition of Nexus [Member]
Acquisitions (Details) - Schedule of value the total consideration [Line Items]
Cash issued	2,200,000
Debt issued	3,800,000
Total consideration	6,000,000
Acquisition of GSP [Member]
Acquisitions (Details) - Schedule of value the total consideration [Line Items]
Total consideration	425,000
Equity issued	$ 425,000